SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Deferred revenue	$ 656,290	$ 862,597
Derivative liabilities	0	0
Property and equipment	(0)	9,134
Depreciation	9,134	28,688
Impairment of goodwill and intangible assets		$ 4,261,683
Rob Thomas [Member]
Defined Benefit Plan Disclosure [Line Items]
Unredeemed amount	$ 656,290